SHARE- BASED COMPENSATION (Schedule of Restricted Stock Units activity) (Details) - Restricted Stock Units [Member]	6 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs, Outstanding | shares	196,580	247,775
Number of RSUs, Granted | shares	332,600	25,200
Number of RSUs, Vested | shares	(31,528)	(26,226)
Number of RSUs, Forfeited | shares	(12,000)	(32,751)
Number of RSUs, Outstanding | shares	485,652	213,998
Outstanding at beginning of year | $ / shares	$ 2.55	$ 2.28
Weighted average grant date fair value Granted | $ / shares	0.75	1.26
Weighted average grant date fair value Vested | $ / shares	2.61	2.41
Weighted average grant date fair value Forfeited | $ / shares	3.04	1.91
Outstanding at end of year | $ / shares	$ 1.3	$ 2.2